Impairment loss on marketable securities and investments in associated companies - SapuraKencana - Impairment of marketable securities (Details) - USD ($) $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 27, 2016	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015		Sep. 30, 2015
Schedule of Equity Method Investments [Line Items]
Total impairment of marketable securities investments (reclassification from OCI)				$ 0	$ 153	$ 752
Marketable securities				124	110
Loss on impairment of investments				841	895	1,285	[1]
SapuraKencana
Schedule of Equity Method Investments [Line Items]
Increase (decrease) in price per unit (as percent)								(45.00%)
Total impairment of marketable securities investments (reclassification from OCI)			$ 167	0	0	178
Marketable securities						$ 195
Proceeds from available-for-sale securities	$ 195
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Increase (decrease) in price per unit (as percent)		(20.00%)
Marketable securities				$ 96	$ 110

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